STOCKHOLDERS' EQUITY - Preferred Stock (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares outstanding	0	0
OLD PlayStudios, Inc.
Class of Stock [Line Items]
Raised capital contributions		$ 33,700,000
Preferred stock, shares outstanding	162,596,000	162,595,680	162,595,680
Dividends declared or paid	$ 0	$ 0
Minimum aggregate paid purchase price	$ 500,000	$ 500,000
Automatic conversion, sale of stock, offering price per share	$ 1.22	$ 1.22
Automatic conversion, sale of stock, minimum proceeds'	$ 25,000,000	$ 25,000,000
OLD PlayStudios, Inc. | Series A
Class of Stock [Line Items]
Preferred stock, shares outstanding	80,800,000	80,800,000
Liquidation price per share	$ 0.06	$ 0.06
Conversion price per share	0.06	0.06
Annual noncumulative dividend rights per share	$ 0.01	$ 0.01
OLD PlayStudios, Inc. | Series B
Class of Stock [Line Items]
Preferred stock, shares outstanding	41,348,000	41,348,000
Liquidation price per share	$ 0.21	$ 0.21
Conversion price per share	0.21	0.21
Annual noncumulative dividend rights per share	$ 0.02	$ 0.02
OLD PlayStudios, Inc. | Series C-1
Class of Stock [Line Items]
Preferred stock, shares outstanding	13,556,000
Liquidation price per share	$ 0.27
Conversion price per share	0.27
Annual noncumulative dividend rights per share	$ 0.02
OLD PlayStudios, Inc. | Series C
Class of Stock [Line Items]
Preferred stock, shares outstanding	26,892,000	26,892,000
Liquidation price per share	$ 0.61	$ 0.61
Conversion price per share	0.61	0.61
Annual noncumulative dividend rights per share	$ 0.05	$ 0.05